Parent Company Information(Table)	12 Months Ended
Dec. 31, 2019
Condensed financial information of parent company only disclosure [Abstract]
Schedule Of Condensed Balance Sheet [Text Block]

Condensed Statements of Financial Position

	Dec. 31 2018		Dec. 31 2019
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	344,302	￦	18,537
Financial assets at fair value through profit or loss		289,179		413,909
Loans at amortized cost		50,000		120,000
Investments in subsidiaries[1]
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		9,240,395		9,340,395
Investments in associate[1]		—		—
Other assets		877,477		632,074

Total assets	￦	25,623,074	￦	25,346,636

Liabilities and shareholders’ equity
Debts		300,000		—
Debentures		5,373,266		5,543,446
Other liabilities		878,573		621,291
Shareholders’ equity		19,071,235		19,181,899

Total liabilities and shareholders’ equity	￦	25,623,074	￦	25,346,636

[1]	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.
[2]	The condensed statement of financial position as of December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.

Condensed StatementOf ComprehensiveIncome [Text Block]

Condensed Statements of Comprehensive Income

	2017		2018[1]		2019[1]
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	693,660	￦	1,089,556	￦	926,934
Dividends from an associate		15,884		—		—
Interest from subsidiaries		3,207		5,710		3,618
Other income		15,147		20,940		22,709

Total income		727,898		1,116,206		953,261

Expense
Interest expense		101,107		122,451		126,065
Non-interest expense		78,888		65,027		80,355

Total expense		179,995		187,478		206,420

Profit before tax expense		547,903		928,728		746,841

Tax income(expense)		5,522		(2,823)		(854)

Profit for the year		553,425		925,905		745,987

Other comprehensive loss for the year, net of tax		(491)		(1,911)		(520)

Total comprehensive income for the year	￦	552,934	￦	923,994	￦	745,467

[1]

The condensed statement of comprehensive income for the year ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.

[2]

The condensed statement of comprehensive income for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.

Schedule Of Condensed Cash Flow Statement [Text Block]

Condensed Statements of Cash Flows

	2017		2018[1]		2019[1,2]
	(In millions of Korean won)
Operating activities
Net income	￦	553,425	￦	925,905	￦	745,987
Reconciliation of net income (loss) to net cash provided by operating activities:
Other operating activities, net		16,718		(1,243)		(274)

Net cash inflow from operating activities		570,143		924,662		745,713

Investing activities
Net payments to subsidiaries		(1,413,932)		—		(100,000)
Other investing activities, net		21,376		(43,554)		(200,609)

Net cash outflow from investing activities		(1,392,556)		(43,554)		(300,609)

Financing activities
Net decrease in debts		(50,263)		(164)		(298,321)
Increases in debentures		1,836,114		897,872		1,037,656
Repayments of debentures and lease liabilities		(149,669)		(688,486)		(868,723)
Issuance of hybrid securities		—		—		399,085
Cash dividends paid		(497,969)		(766,728)		(766,249)
Acquisition of treasury shares		(185,465)		(224,700)		(274,317)

Net cash inflow(outflow) from financing activities		952,748		(782,206)		(770,869)

Net increase(decrease) in cash held at bank subsidiaries		130,335		98,902		(325,765)
Cash and cash equivalents subsidiaries at January 1		115,062		245,397		344,299

Cash and cash equivalents subsidiaries at December 31	￦	245,397	￦	344,299	￦	18,534

[1]

The condensed statement of comprehensive income for the year ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.

[2]

The condensed statement of cash flow for the year ended December 31, 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2017 and 2018 has not been restated.